Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Accrued Expenses And Other Current Liabilities (Tables) [Abstract]
Accounts Payable And Accrued Liabilities Disclosure Tables [Text Block]
	2011	2010
Accrued salaries, wages and incentive plan compensations	$420,613	$389,434
Derivative financial instruments	192,729	124,171
Accrued insurance	162,149	163,240
Unapplied cash and receivable credits	158,006	169,657
Special charge for legal matters	115,000	115,000
Other	655,776	575,921
Total accrued expenses and other current liabilities	$1,704,273	$1,537,423